Redacted ID	Final Current Event Level	Current Exceptions	Collection Comments
243408379	3
[3]   Delinquent HOA Dues in Super Lien State
[3]   Subject May Not Be 1st Lien - Not information title company has acknowledged or signed letter of indemnification
[3]   Title Lien Issue
[2]   Currently Delinquent Mortgage

It appears the loan will perform with intervention. The loan is next due for 12/XX/2013; last payment was received on 03/XX/2014. Reason for default is excessive obligations. The account is in foreclosure. The subject loan was referred to the foreclosure attorney on 04/XX/2014. Foreclosure proceedings currently remain active with no evidence of delay. On 02/11/2014 the borrower said that the Homeowners Association (HOA) had a lien on the property.  The title search of 04/23/2014 shows two HOA liens for $XXX and $XXX. There is also one unspecified junior lien for $XXX. The Servicer is reaching out to the HOA to attempt to settle the outstanding liens. The Servicer granted the borrower a non-HAMP loan modification on 04/XX/2008 and a HAMP modification on 06/XX/2013; the date the loan went back into delinquency is unknown. The borrower had been on a repayment plan with the prior servicer and fell behind due to servicing transfer issues. The repayment plan was reinstated on 04/03/2014; as of the review date, the borrower's repayment plan remains on target.

243229211	3	[3] Performing Loan But Strong Possibility of Going Delinquent
It appears that the loan will perform with intervention.  The loan is due for 05/XX/2014; the last payment received was on 04/XX/2014.  Reason for delinquency is cited as curtailment of income.  There is evidence of a prior foreclosure that was closed on 09/XX/2012 due to partial loan reinstatement.  There is evidence of a prior bankruptcy relief was granted on 03/XX/2012; however, chapter, date filed and case # were not noted.  There is evidence of another bankruptcy filed by the borrower's spouse (not a co-borrower) on 05/XX/2012 Chapter 13 Case XXX.  Comments on 08/XX/2012 indicate that an "Order of No Stay" was granted by the Judge. No evidence of active loss mitigation activity.  A skip trace was completed on 09/25/2013 that resulted in new contact numbers. Loan was previously modified on 04/XX/2010.